UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07507

                          Scudder Investments VIT Funds
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder VIT EAFE Equity Index Fund
Investment Portfolio as of March 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------------------------

                                                                              Shares                         Value ($)
                                                                  ----------------------------------------------------
Common Stocks 89.7%
Australia 4.7%
Alumina Ltd.                                                                  25,676                          116,796
Amcor Ltd.                                                                    16,787                           92,826
AMP Ltd.                                                                      38,572                          210,907
Ansell Ltd.                                                                      459                            3,488
Aristocrat Leisure Ltd.                                                        4,344                           34,153
Australia & New Zealand Banking Group Ltd.                                    34,741                          553,244
Australian Gas & Light Co., Ltd.                                              10,173                          111,564
Australian Stock Exchange Ltd.                                                 1,011                           15,819
AXA Asia Pacific Holdings Ltd.                                                 4,432                           14,376
BHP Billition Ltd.                                                            68,327                          942,981
BlueScope Steel Ltd.                                                          16,326                          109,694
Boral Ltd.                                                                    13,583                           63,990
Brambles Industries Ltd.                                                      19,771                          121,390
Centro Properties Group                                                       18,108                           72,441
CFS Gandel Retail Trust                                                       19,944                           24,491
CFS Gandel Retail Trust*                                                         661                              786
Coca-Cola Amatil Ltd.                                                         10,887                           72,141
Cochlear Ltd.                                                                    320                            8,106
Coles Myer Ltd.                                                               23,830                          173,181
Commonwealth Bank of Australia                                                24,306                          656,252
Computershare Ltd.                                                             4,366                           18,916
CSL Ltd.                                                                       4,409                          116,385
CSR Ltd.                                                                      12,109                           23,005
DB RREEF Trust*                                                               55,857                           55,648
Foster's Group Ltd.                                                           43,108                          170,789
General Property Trust                                                        41,220                          113,011
Harvey Norman Holdings Ltd.                                                   17,816                           37,288
Insurance Australia Group Ltd.                                                30,954                          151,563
Investa Property Group                                                        30,887                           49,616
James Hardie Industries NV                                                    11,067                           51,197
John Fairfax Holdings Ltd.                                                    21,291                           68,732
Lend Lease Corp., Ltd.                                                         8,215                           79,940
Lion Nathan Ltd.                                                               6,683                           37,419
Macquarie Bank Ltd.                                                            4,261                          158,056
Macquarie Goodman Group*                                                      22,748                           66,760
Macquarie Infrastructure Group                                                40,480                          112,546
Mayne Group Ltd.                                                              15,805                           47,116
Mirvac Group                                                                  20,880                           71,114
National Australia Bank Ltd.                                                  29,601                          648,105
Newcrest Mining Ltd.                                                           7,428                           99,875
Onesteel Ltd.                                                                  2,171                            4,343
Orica Ltd.                                                                     6,134                           86,455
Origin Energy Ltd.                                                            12,436                           68,479
Paperlinx Ltd.                                                                   605                            1,916
Patrick Corp., Ltd.                                                           13,020                           59,125
Perpetual Trustees Australia Ltd.                                                657                           29,008
Publishing & Broadcasting Ltd.                                                 1,457                           17,317
Qantas Airways Ltd.                                                           12,403                           34,005
QBE Insurance Group Ltd.                                                      15,308                          176,035
Rinker Group Ltd.                                                             17,961                          149,810
Rio Tinto Ltd.                                                                 5,942                          207,148
Santos Ltd.                                                                   13,310                           92,514
Sonic Healthcare Ltd.                                                          6,029                           56,107
Southcorp Ltd.*                                                               13,503                           44,112
Stockland*                                                                    22,990                          103,690
Stockland*                                                                     1,161                            5,183
Suncorp Metway Ltd.                                                           11,681                          175,283
TABCORP Holding Ltd.                                                          11,123                          144,575
Telstra Corp., Ltd.                                                           43,235                          169,957
Toll Holdings Ltd.                                                             5,724                           61,801
Transurban Group (b)                                                          12,649                           68,968
Wesfarmers Ltd.                                                                7,478                          229,509
Westfield Group*                                                              27,299                          341,334
Westpac Banking Corp., Ltd.                                                   34,026                          500,075
WMC Resources Ltd.                                                            25,314                          155,813
Woodside Petroleum Ltd.                                                        9,538                          178,999
Woolworths Ltd.                                                               19,912                          246,817
                                                                                                          -----------
(Cost $7,224,569)                                                                                           8,984,085

Austria 0.4%
Bank Austria Creditanstalt                                                       820                           80,785
Boehler-Uddeholm AG                                                              160                           21,832
Erste Bank der Oesterreichischen Sparkassen AG                                 2,470                          129,195
Flughafen Wien AG                                                                180                           12,089
Immofinanz Immobilien Anlagen AG*                                              4,925                           44,882
Mayr Melnhof Karton AG                                                            90                           14,308
Oesterreichische Elektrizititaetswirtschafts AG "A"                              140                           31,759
OMV AG                                                                           310                           98,494
Telekom Austria AG                                                             6,969                          136,412
Voestalpine AG                                                                   600                           46,325
Wienerberger AG                                                                1,200                           54,616
                                                                                                          -----------
(Cost $505,432)                                                                                               670,697

Belgium 1.3%
Agfa Gevaert NV                                                                2,334                           81,660
Barco NV                                                                          43                            3,495
Bekaert NV                                                                       168                           14,123
Belgacom SA*                                                                   3,107                          128,481
Colruyt NV                                                                       356                           55,286
Delhaize Group                                                                 1,590                          108,930
Dexia                                                                         12,451                          296,173
Electrabel SA                                                                    524                          235,092
Fortis                                                                        22,426                          638,977
Groupe Bruxelles Lambert SA                                                    1,559                          142,173
Interbrew                                                                      3,866                          135,361
KBC Bankverzekeringsholding                                                    3,580                          301,881
Mobistar SA*                                                                     812                           71,313
SA D'Ieteren NV                                                                   14                            3,288
Solvay SA                                                                      1,409                          167,945
UCB SA                                                                         2,038                           98,621
Umicore                                                                          201                           20,402
                                                                                                          -----------
(Cost $2,037,042)                                                                                           2,503,201

Bermuda 0.0%
Ship Finance International Ltd.                                                  367                            7,450
(Cost $4,573)                                                                                             -----------

Denmark 0.7%
A P Moller - Maersk AS                                                            23                          214,101
Carlsberg AS "B"                                                                 675                           33,472
Coloplast AS "B"                                                                 426                           22,162
Danisco AS                                                                     1,158                           78,378
Danske Bank AS                                                                 8,338                          241,916
De Sammensluttede Vognmaend AS                                                   242                           18,464
GN Store Nord AS                                                               5,362                           61,575
H. Lundbeck AS                                                                   772                           18,738
ISS AS                                                                         1,076                           87,431
Kobenhavns Lufthavne AS                                                           75                           17,891
NKT Holding AS                                                                   280                            9,695
Novo Nordisk AS "B"                                                            4,594                          255,786
Novozymes AS "B"                                                               1,266                           62,118
Ostasiatiske Kompagni                                                            285                           16,191
TDC AS                                                                         3,591                          151,362
Topdanmark AS*                                                                   505                           37,607
Vestas Wind Systems AS*                                                        4,052                           58,517
William Demant Holding AS*                                                       286                           14,282
                                                                                                          -----------
(Cost $1,201,592)                                                                                           1,399,686

Finland 1.3%
Amer Group Ltd.                                                                1,650                           29,624
Elisa Communications Oyj*                                                      3,550                           60,284
Fortum Oyj(b)                                                                  7,600                          147,975
Kesko Oyj                                                                      1,100                           28,262
Kone Corp. "B"                                                                   920                           71,520
Metso Oyj                                                                      1,900                           34,038
Nokia Oyj                                                                     89,000                        1,379,834
Nokian Renkaat Oyj                                                                90                           14,502
Outokumpu Oyj                                                                  2,300                           41,115
Pohjola Group PLC                                                                900                           10,862
Sampo Oyj "A" (b)                                                              9,000                          130,667
Stora Enso Oyj "R" (b)                                                        12,300                          172,679
TietoEnator Oyj                                                                2,100                           71,785
UPM-Kymmene Oyj (b)                                                           10,000                          221,667
Uponor Oyj                                                                     1,200                           25,200
Wartsila Oyj                                                                     550                           14,545
                                                                                                          -----------
(Cost $2,499,086)                                                                                           2,454,559

France 8.3%
Accor SA                                                                       3,877                          189,773
Air France                                                                     1,416                           25,459
Alcatel SA*                                                                   23,325                          283,011
Alstom*                                                                       92,082                           78,782
Atos Origin SA*                                                                1,283                           86,734
Autoroutes du Sud de la France                                                 1,580                           80,144
Axa                                                                           27,367                          729,029
BNP Paribas SA                                                                15,308                        1,084,462
Bouygues SA                                                                    3,809                          150,992
Cap Gemini SA*                                                                 2,814                           98,126
Carrefour SA                                                                  10,992                          583,352
Casino Guichard-Perrachon SA                                                     488                           41,024
CNP Assurances                                                                   410                           29,046
Compagnie de Saint-Gobain                                                      5,990                          364,948
Compagnie Generale des Etablissements Michelin "B"                             2,760                          181,394
Credit Agricole SA (b)                                                        12,653                          343,952
Dassault Systemes SA                                                           1,335                           62,992
Essilor International SA                                                       2,130                          153,932
France Telecom SA                                                             28,522                          854,078
Gecina SA                                                                        749                           85,539
Groupe Danone (b)                                                              4,604                          458,057
Hermes International                                                              80                           16,105
Imerys SA                                                                        203                           15,342
Klepierre                                                                        218                           19,598
L' Air Liquide SA                                                              2,127                          391,251
L'Oreal SA                                                                     5,805                          464,670
Lafarge SA                                                                     3,340                          323,424
Lagardere S.C.A.                                                               2,417                          182,977
LVMH Moet- Hennessy Louis Vuitton SA                                           4,723                          353,264
Pernod Ricard                                                                    998                          139,332
Pinault-Printemps-Redoute SA                                                   1,300                          139,028
PSA Peugeot Citroen                                                            3,376                          214,527
Publicis Groupe                                                                2,874                           88,221
Renault SA                                                                     3,627                          323,946
Sagem SA                                                                       2,242                           50,424
Sanofi-Aventis                                                                18,597                        1,568,180
Schneider Electric SA                                                          4,331                          339,383
Societe BIC SA                                                                   437                           24,795
Societe Generale                                                               6,361                          660,898
Societe Television Francaise 1                                                 2,330                           73,697
Sodexho Alliance SA                                                            1,728                           57,591
Suez SA                                                                        2,040                               26
Suez SA (b)                                                                   15,657                          421,349
Technip SA                                                                       315                           52,675
Thales SA                                                                      1,764                           73,562
Thomson SA                                                                     4,742                          127,859
Total SA (b)                                                                  10,869                        2,543,153
Total SA VVPR Strip*                                                             468                                6
Unibail                                                                          940                          111,434
Valeo SA                                                                       1,198                           53,329
Veolia Environnement                                                           6,117                          216,950
Vinci SA                                                                       1,445                          208,295
Vivendi Universal SA*                                                         19,439                          595,447
                                                                                                          -----------
(Cost $13,934,247)                                                                                         15,815,564

Germany 6.0%
Adidas-Salomon AG                                                                931                          147,743
Allianz AG (Registered)                                                        5,873                          745,710
Altana AG                                                                      1,542                           98,046
BASF AG                                                                        9,882                          700,581
Bayer AG                                                                      12,543                          414,129
Bayerische Hypo-und Vereinsbank AG*                                           11,725                          286,807
Bayerische Hypo-und Vereinsbank AG*                                              451                           11,050
Beiersdorf AG                                                                    250                           27,903
Celesio AG                                                                       778                           63,608
Commerzbank AG*                                                                8,556                          185,666
Continental AG                                                                 2,493                          193,351
DaimlerChrysler AG (b)                                                        16,428                          735,338
Deutsche Bank AG (Registered) (b)(e)                                           9,358                          807,304
Deutsche Boerse AG                                                             2,107                          158,416
Deutsche Lufthansa AG*                                                         5,241                           75,548
Deutsche Post AG                                                               9,556                          233,256
Deutsche Telekom AG (Registered)* (b)                                         52,066                        1,039,395
Douglas Holdings  AG                                                             468                           17,175
E.ON AG (b)                                                                   11,952                        1,025,507
Epcos AG*                                                                        450                            6,218
Fresenius Medical Care AG                                                        794                           64,277
HeidelbergCement AG                                                            1,156                           72,723
HeidelbergCement AG  VVPR Strip*                                                  52                                0
HeidelbergCement AG*                                                             107                            6,727
Hypo Real Estate Holdings AG*                                                  2,554                          106,441
Hypo Real Estate Holdings AG*                                                    112                            4,665
Infineon Technologies AG*                                                     13,639                          130,834
KarstadtQuelle AG                                                              1,026                           10,294
Lanxess                                                                            1                               10
Linde AG                                                                       1,792                          123,117
MAN AG                                                                         2,876                          128,622
Merck KGaA                                                                     1,111                           79,210
Metro AG                                                                       2,981                          160,020
MLP AG                                                                           500                            7,266
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered)                                                                3,505                          422,276
Puma AG                                                                          357                           89,377
RWE AG                                                                         8,093                          489,403
SAP AG (b)                                                                     3,912                          630,392
Schering AG                                                                    3,195                          211,888
Siemens AG                                                                    15,215                        1,204,102
Suedzucker AG                                                                    700                           14,083
ThyssenKrupp AG (b)                                                            6,309                          129,954
TUI AG                                                                         2,803                           74,015
Volkswagen AG                                                                  4,278                          203,634
                                                                                                          -----------
(Cost $10,228,549)                                                                                         11,336,081

Greece 0.5%
Alpha Bank AE                                                                  4,080                          137,406
Coca-Cola Hellenic Bottling Co. SA                                             1,910                           47,785
Cosmote Mobile Telelcommunications SA                                          3,120                           54,762
EFG Eurobank Ergasias                                                          3,960                          122,687
Emporiki Bank of Greece                                                          900                           23,777
Germanos SA                                                                      430                           13,244
Greek Organization of Football Prognostics                                     3,454                          100,921
Hellenic Petroleum SA                                                          3,250                           32,356
Hellenic Telecommunications Organization SA                                    5,190                           91,094
Intracom SA                                                                      810                            4,095
National Bank of Greece SA                                                     5,103                          172,917
Piraeus Bank SA                                                                3,460                           62,613
Public Power Corp. (PPC)                                                       2,308                           66,479
Titan Cement Co.                                                               1,360                           45,308
Viohalco, Hellenic Copper and Aluminum Industry SA                             2,360                           18,662
                                                                                                          -----------
(Cost $820,777)                                                                                               994,106

Hong Kong 1.5%
ASM Pacific Technology Ltd.                                                    1,000                            4,321
Bank of East Asia Ltd.                                                        29,291                           84,311
BOC Hong Kong Holdings Ltd.                                                   76,000                          139,343
Cathay Pacific Airways Ltd.                                                   22,000                           41,464
Cheung Kong (Holdings) Ltd.                                                   29,000                          256,557
Cheung Kong Infrastrucure Holdings Ltd.                                        5,000                           14,328
CLP Holdings Ltd.                                                             34,200                          194,691
Esprit Holdings Ltd.                                                          18,232                          124,477
Hang Lung Properties Ltd.                                                     42,000                           61,120
Hang Seng Bank Ltd.                                                           14,600                          192,808
Henderson Land Development Co., Ltd.                                          16,000                           71,184
Hong Kong & China Gas Co., Ltd.                                               77,661                          152,844
Hong Kong Electric Holdings Ltd.                                              29,500                          130,868
Hong Kong Exchange & Clearing Ltd.                                            24,000                           62,158
Hopewell Holdings Ltd.                                                        14,000                           33,028
Hutchison Telecommunications International Ltd.*                              19,000                           18,149
Hutchison Whampoa Ltd.                                                        41,000                          348,262
Hysan Development Co.                                                         15,000                           29,521
Johnson Electric Holdings Ltd.                                                27,000                           24,406
Kingboard Chemical Holdings Ltd.                                               6,000                           17,924
Li & Fung Ltd.                                                                37,000                           67,601
MTR Corp., Ltd.                                                               29,000                           44,433
New World Development Co., Ltd.                                               51,774                           50,782
PCCW Ltd.                                                                     76,206                           42,747
Shangri-La Asia Ltd.                                                          24,269                           35,161
Sino Land Co., Ltd.                                                           12,417                           11,383
Sun Hung Kai Properties Ltd. (REIT)                                           25,191                          228,511
Swire Pacific Ltd. "A"                                                        19,500                          154,386
Techtronic Industries Co., Ltd.                                               20,000                           44,106
Television Broadcasts Ltd.                                                     6,000                           30,233
Wharf Holdings Ltd.                                                           26,693                           84,363
Yue Yuen Industrial (Holdings) Ltd.                                           11,000                           31,310
                                                                                                          -----------
(Cost $2,731,076)                                                                                           2,826,780

Ireland 0.7%
Allied Irish Banks PLC                                                         8,445                          176,798
Allied Irish Banks PLC                                                         8,409                          176,045
Bank of Ireland PLC                                                            8,629                          136,243
Bank of Ireland PLC                                                           10,054                          158,351
CRH PLC                                                                        4,576                          120,239
CRH PLC                                                                          579                           15,176
DCC PLC                                                                        1,531                           35,605
Depfa Bank PLC                                                                 7,575                          119,798
Eircom Group PLC                                                               6,475                           17,039
Elan Corp. PLC*                                                                2,377                            7,457
Elan Corp. PLC*                                                                5,743                           17,867
Fyffes PLC                                                                     4,474                           13,049
Grafton Group PLC*                                                             4,692                           55,409
Independent News & Media PLC                                                   1,530                            5,057
Independent News & Media PLC                                                  13,099                           43,130
Irish Life & Permanent PLC                                                     3,900                           69,261
Irish Life & Permanent PLC                                                     2,034                           36,123
Kerry Group PLC                                                                1,199                           28,800
Kerry Group PLC                                                                1,794                           43,372
Kingspan Group PLC                                                             1,568                           18,537
Ryanair Holdings PLC*                                                          2,876                           22,518
                                                                                                          -----------
(Cost $1,267,743)                                                                                           1,315,874

Italy 3.8%
Alleanza Assicurazioni SpA                                                     9,514                          124,193
Assicurazioni Generali SpA                                                    18,261                          589,427
Autogrill SpA*                                                                 1,636                           24,473
Autostrade SpA                                                                 6,105                          158,041
Banca Antonventeta SpA*                                                        4,713                          152,737
Banca Fideuram SpA                                                             5,831                           29,819
Banca Intesa SpA                                                              62,086                          315,490
Banca Intesa SpA                                                              17,794                           81,770
Banca Monte dei Paschi di Siena SpA                                           21,025                           70,726
Banca Nazionale del Lavoro SpA* (b)                                           33,751                          108,504
Banca Popolare di Milano                                                       8,825                           84,369
Banche Popolari Unite*                                                         6,886                          144,428
Banco Popolari di Verona e Novara                                              7,569                          141,190
Benetton Group SpA                                                             1,126                           10,860
Bulgari SpA                                                                    1,080                           12,838
Capitalia SpA                                                                 29,322                          152,706
Enel SpA                                                                      70,568                          675,103
Eni SpA                                                                       49,825                        1,293,701
Fiat SpA*                                                                     11,645                           84,685
FinecoGroup SpA*                                                                 918                            8,092
Finmeccanica SpA                                                             129,430                          131,204
Gruppo Editoriale L'Espresso SpA                                               1,344                            8,428
Italcementi SpA                                                                  833                           14,016
Luxottica Group SpA                                                            3,152                           64,680
Mediaset SpA                                                                  11,774                          169,415
Mediobanca SpA                                                                10,015                          173,835
Mediolanum SpA                                                                 5,847                           39,906
Mondadori (Arnoldo) Editore SpA                                                1,581                           16,888
Pirelli & C. Accomandita per Azioni                                           46,197                           57,490
Riunione Adriatica di Sicurta SpA                                              6,512                          153,213
San Paolo IMI SpA                                                             21,105                          330,490
SeatPagine Gialle SpA                                                         93,869                           39,121
Snam Rete Gas SpA                                                             19,332                          107,633
Telecom Italia Media SpA*                                                     10,424                            5,824
Telecom Italia Mobile SpA                                                     24,713                          165,463
Telecom Italia SpA                                                           157,470                          597,076
Telecom Italia SpA                                                           111,642                          349,141
Terna SpA (b)                                                                 23,211                           61,681
Tiscali SpA*                                                                   4,925                           17,493
UniCredito Italiano SpA                                                       84,352                          495,335
                                                                                                          -----------
(Cost $6,052,834)                                                                                           7,261,484

Japan 19.3%
ACOM Co., Ltd.                                                                 1,600                          108,179
Advantest Corp.                                                                1,500                          114,986
Aeon Co., Ltd.                                                                11,600                          195,912
AEON Credit Services Co., Ltd.                                                   300                           20,256
Aiful Corp.                                                                      950                           76,014
Aiful Corp.                                                                      475                           37,210
Aisin Seiki Co., Ltd.                                                          3,000                           68,264
Ajinomoto Co., Inc.                                                           11,000                          134,179
All Nippon Airways Co., Ltd.                                                  11,000                           37,545
Alps Electric Co., Ltd.                                                        4,000                           63,676
Amada Co., Ltd.                                                                8,000                           49,240
Aoyama Trading Co., Ltd.                                                       1,100                           29,698
Asahi Breweries, Ltd.                                                          7,000                           90,674
Asahi Glass Co., Ltd.                                                         14,000                          147,533
Asahi Kasei Corp.                                                             23,000                          113,252
Bandai Co., Ltd.                                                               1,100                           22,312
Bank of Yokohama Ltd.                                                         26,000                          158,575
Benesse Corp.                                                                  1,500                           50,919
Bridgestone Corp.                                                             12,000                          220,573
Canon, Inc.                                                                   16,100                          863,331
Casio Computer Co., Ltd.                                                       4,000                           52,784
Central Glass Co., Ltd.                                                        6,000                           38,105
Central Japan Railway Co.                                                         19                          162,660
Chubu Electric Power Co., Inc.                                                12,600                          302,574
Chugai Pharmaceutical Co., Ltd.                                                6,000                           92,157
Citizen Watch Co., Ltd.                                                        6,000                           57,577
Coca-Cola West Japan Co., Ltd.                                                 1,000                           23,501
COMSYS Holdings Corp.                                                          1,000                            8,384
Credit Saison Co., Ltd.                                                        3,000                          107,992
CSK Corp.                                                                      1,500                           62,389
Dai Nippon Printing Co., Ltd.                                                 12,000                          195,729
Daicel Chemical Industries Ltd.                                                6,000                           33,013
Daiichi Pharmaceutical Co., Ltd.                                               5,000                          117,038
Daikin Industries, Ltd.                                                        4,000                          100,718
Daimaru, Inc.                                                                  6,000                           53,437
Dainippon Ink & Chemical, Inc.                                                14,000                           38,254
Daito Trust Construction Co., Ltd.                                             1,900                           79,735
Daiwa House Industry Co., Ltd.                                                11,000                          126,383
Daiwa Securities Group, Inc.                                                  24,000                          158,015
Denki Kagaku Kogyo Kabushiki Kaisha                                            4,000                           14,474
Denso Corp.                                                                   10,100                          251,487
DENTSU, Inc.                                                                      34                           92,903
Dowa Mining Co., Ltd.                                                          6,000                           40,455
East Japan Railway Co.                                                            65                          349,156
Ebara Corp.                                                                    3,000                           13,289
Eisai Co., Ltd.                                                                5,000                          169,729
Electric Power Development Co., Ltd.*                                          2,900                           89,247
FamilyMart Co., Ltd.                                                           1,500                           44,204
FANUC Ltd.                                                                     2,700                          168,955
Fast Retailing Co., Ltd.                                                       1,200                           72,629
Fuji Electric Holdings Co., Ltd.                                              12,000                           37,825
Fuji Photo Film Co., Ltd.                                                      9,000                          329,012
Fuji Television Network, Inc.                                                     10                           23,594
Fujikura Ltd.                                                                 10,000                           43,831
Fujitsu Ltd.                                                                  35,000                          210,202
Hankyu Department Stores, Inc.                                                 2,000                           15,593
Hino Motors Ltd.                                                               5,000                           31,428
Hirose Electric Co., Ltd.                                                        700                           71,482
Hitachi Chemical Co., Ltd.                                                     2,400                           42,884
Hitachi Ltd.                                                                  61,000                          378,868
Hokkaido Electric Power Co., Inc.                                              2,100                           42,693
Hokugin Financial Group, Inc.                                                 23,000                           69,710
Honda Motor Co., Ltd.                                                         14,300                          716,134
House Food Corp.                                                               1,000                           14,436
Hoya Corp.                                                                     2,200                          242,096
Inpex Corp.*                                                                       9                           48,177
Isetan Co., Ltd.                                                               4,000                           52,112
Ishikawajima - Harima Heavy Industries Co., Ltd.*                             27,000                           43,561
ITO EN, Ltd.                                                                     900                           43,728
Ito-Yokado Co., Ltd.                                                           6,000                          239,485
Itochu Corp.*                                                                 29,000                          146,041
JAFCO Co., Ltd.                                                                  200                           12,552
Japan Airlines Systems Corp.*                                                  6,000                           17,514
Japan Real Estate Investment Corp. (REIT)                                          5                           40,800
Japan Tobacco, Inc.                                                               17                          188,660
JFE Holdings, Inc.                                                            10,025                          279,537
JGC Corp.                                                                      4,000                           43,644
JSR Corp.                                                                      4,000                           78,896
Kajima Corp.                                                                  20,000                           82,626
Kamigumi Co., Ltd.                                                             5,000                           41,779
Kaneka Corp.                                                                   6,000                           66,250
Kansai Electric Power Co., Inc.                                               13,800                          276,695
Kao Corp.                                                                     10,000                          229,880
Kawasaki Heavy Industries Ltd.                                                28,000                           48,307
Kawasaki Kisen Kaisha Ltd.                                                    11,000                           75,912
Keihin Electric Express Railway Co., Ltd.                                      7,000                           43,281
Keio Electric Railway Co., Ltd.                                               12,000                           71,174
Keyence Corp.                                                                    630                          145,940
Kikkoman Corp.                                                                 3,000                           30,076
Kinden Corp.                                                                   1,000                            7,824
Kinki Nippon Railway Co., Ltd.                                                33,630                          114,159
Kirin Brewery Co., Ltd.                                                       13,000                          126,690
Kobe Steel Ltd.                                                               54,000                           95,179
Kokuyo Corp.                                                                   1,000                           12,748
Komatsu Ltd.                                                                  20,000                          150,331
Konami Co., Ltd.                                                               2,000                           44,391
Konica Minolta Holdings, Inc.                                                  9,000                           90,982
Kubota Corp.                                                                  22,000                          117,355
Kuraray Co., Ltd.                                                              8,000                           71,398
Kuraya Sanseido, Inc.*                                                         2,400                           31,894
Kurita Water Industries                                                        2,000                           31,446
Kyocera Corp.                                                                  3,200                          228,294
Kyowa Hakko Kogyo Co., Ltd.                                                    3,000                           22,969
Kyushu Electric Power Co.                                                      8,000                          170,102
Lawson, Inc.                                                                   1,400                           51,441
Leopalace21 Corp.                                                              3,000                           49,464
Mabuchi Motor Co., Ltd.                                                          200                           12,012
Makita Corp.                                                                   2,000                           36,520
Marubeni Corp.                                                                29,000                           93,034
Marui Co., Ltd.                                                                6,000                           80,630
Matsushita Electric Industrial Co., Ltd.                                      41,596                          612,904
Matsushita Electric Works Ltd.                                                 7,000                           60,254
Meiji Dairies Corp.                                                            5,000                           28,070
Meiji Seika Kaisha Ltd.                                                        7,000                           34,860
Meitec Corp.                                                                     400                           13,951
Millea Holdings, Inc.                                                             28                          407,349
Minebea Co., Ltd.                                                              8,000                           34,319
Mitsubishi Chemical Corp.                                                     36,000                          114,819
Mitsubishi Corp.                                                              21,000                          272,023
Mitsubishi Electric Corp.                                                     33,000                          170,801
Mitsubishi Estate Co., Ltd.                                                   20,000                          232,398
Mitsubishi Gas & Chemical Co.                                                  8,000                           37,527
Mitsubishi Heavy Industries Ltd.                                              61,000                          162,128
Mitsubishi Materials Corp.                                                    22,000                           52,523
Mitsubishi Rayon Co., Ltd.                                                    12,000                           44,316
Mitsubishi Tokyo Financial Group, Inc.                                            87                          754,546
Mitsui & Co., Ltd.                                                            24,000                          221,356
Mitsui Chemicals, Inc.                                                        13,000                           72,620
Mitsui Fudosan Co., Ltd.                                                      14,000                          164,376
Mitsui Mining & Smelting Co., Ltd.                                            13,000                           57,586
Mitsui O.S.K. Lines, Ltd.                                                     18,000                          115,658
Mitsui Sumitomo Insurance Co., Ltd.                                           25,810                          236,606
Mitsui Trust Holdings, Inc.                                                   11,900                          118,301
Mitsukoshi Ltd.*                                                               8,000                           41,779
Mizuho Financial Group, Inc.                                                     148                          699,767
Murata Manufacturing Co., Ltd.                                                 4,200                          225,217
Namco Ltd.                                                                       200                            2,598
NEC Corp.                                                                     32,000                          193,379
NEC Electronics Corp.                                                            800                           37,303
Net One Systems Co., Ltd.                                                         12                           30,775
NGK Insulators, Ltd.                                                           7,000                           69,523
NGK Spark Plug Co., Ltd.                                                       1,000                           10,342
Nidec Corp.                                                                      900                          112,049
Nikko Cordial Corp.                                                           33,000                          164,954
Nikon Corp.                                                                    6,000                           68,992
Nintendo Co., Ltd.                                                             1,900                          207,311
Nippon Building Fund, Inc.                                                         6                           51,254
Nippon Express Co., Ltd.                                                      15,000                           78,896
Nippon Meat Packers, Inc.                                                      4,000                           50,695
Nippon Mining Holdings, Inc.                                                  17,500                           96,125
Nippon Oil Co., Ltd.                                                          24,000                          170,325
Nippon Sheet Glass Co., Ltd.                                                   3,000                           12,702
Nippon Steel Corp.                                                           117,000                          295,691
Nippon Telegraph & Telephone Corp.                                                99                          433,004
Nippon Unipac Holdings                                                            20                           92,325
Nippon Yusen Kabushiki Kaisha                                                 18,000                          108,440
Nissan Chemical Industries, Ltd.                                               3,000                           25,879
Nissan Motor Co., Ltd.                                                        47,000                          481,703
Nisshin Seifun Group, Inc.                                                     5,000                           53,157
Nisshin Steel Co., Ltd.                                                       18,000                           47,170
Nissin Food Products Co., Ltd.                                                 2,000                           52,317
Nitto Denko Corp.                                                              3,100                          162,473
NOK Corp.                                                                      2,200                           52,420
Nomura Holdings, Inc.                                                         35,600                          497,995
Nomura Research Institute, Ltd.                                                  500                           46,629
NSK Ltd.                                                                      10,000                           51,478
NTN Corp.                                                                     10,000                           55,488
NTT Data Corp.                                                                    28                           96,615
NTT DoCoMo, Inc.                                                                 383                          642,917
Obayashi Corp.                                                                13,000                           80,136
Obic Co., Ltd.                                                                   200                           39,019
Odakyu Electric Railway Co., Ltd.                                             13,000                           79,409
Oji Paper Co., Ltd.                                                           15,000                           84,211
Oki Electric Industry Co.*                                                     9,000                           37,937
Olympus Corp.                                                                  4,000                           93,257
Omron Corp.                                                                    4,600                          100,382
Onward Kashiyama Co.                                                           3,000                           44,288
Oracle Corp.                                                                   1,000                           46,256
Oriental Land Co., Ltd.                                                        1,100                           71,808
ORIX Corp.                                                                     1,600                          203,973
Osaka Gas Co.                                                                 38,000                          116,945
Pioneer Corp.                                                                  3,500                           62,963
Promise Co., Ltd.                                                              1,900                          129,880
Rakuten, Inc.                                                                     90                           78,476
Resona Holding, Inc.*                                                         90,000                          180,453
Ricoh Co., Ltd.                                                               13,000                          223,072
ROHM Co., Ltd.                                                                 2,000                          193,043
Ryohin Keikaku Co., Ltd.                                                         400                           19,771
Sankyo Co., Ltd.                                                               7,000                          147,533
Sankyo Co., Ltd.                                                               1,100                           53,241
Sanyo Electric Co., Ltd.                                                      28,000                           87,214
Sapporo Holdings Ltd.                                                          9,000                           42,134
Secom Co., Ltd.                                                                4,000                          166,371
Sega Sammy Holdings, Inc.*                                                     1,000                           60,804
Seiko Epson Corp.                                                              2,200                           81,656
Sekisui Chemical Co., Ltd.                                                     9,000                           65,383
Sekisui House Ltd.                                                            11,000                          117,458
Seven-Eleven Japan Co., Ltd.                                                   7,000                          204,980
Sharp Corp.                                                                   18,000                          272,275
Shimamura Co., Ltd.                                                              400                           30,626
Shimano, Inc.                                                                  1,600                           53,716
Shimizu Corp.                                                                 12,000                           61,438
Shin-Etsu Chemical Co., Ltd.                                                   6,900                          261,251
Shinsei Bank, Ltd.                                                            21,000                          119,463
Shionogi & Co., Ltd.                                                           6,000                           82,701
Shiseido Co., Ltd.                                                             7,000                           92,372
Showa Denko KK                                                                23,000                           60,272
Showa Shell Sekiyu KK                                                          2,000                           19,398
Skylark Co., Ltd.                                                              2,000                           33,741
SMC Corp.                                                                      1,100                          124,433
Softbank Corp.                                                                 4,700                          193,733
Sompo Japan Insurance, Inc.                                                   14,000                          146,097
Sony Corp.                                                                    17,700                          704,831
Stanley Electric Co., Ltd.                                                     3,500                           53,008
Sumitomo Chemical Co., Ltd.                                                   25,000                          123,566
Sumitomo Corp.                                                                17,000                          145,696
Sumitomo Electric Industries Ltd.                                             13,000                          138,329
Sumitomo Heavy Industries Ltd.*                                               12,000                           47,226
Sumitomo Metal Industries Ltd.                                                69,000                          124,191
Sumitomo Metal Mining Co., Ltd.                                               12,000                           90,311
Sumitomo Mitsui Finance Group, Inc.                                               83                          561,951
Sumitomo Osaka Cement Co., Ltd.                                                2,000                            5,241
Sumitomo Realty & Development Co., Ltd.                                        8,000                           96,540
Suzuken Co., Ltd.                                                              1,200                           29,544
T&D Holdings, Inc.*                                                            3,450                          175,347
Taiheiyo Cement Corp.                                                         20,000                           56,141
Taisei Corp.                                                                  18,000                           67,481
Taisho Pharmaceutical Co., Ltd.                                                4,000                           85,051
Taiyo Yuden Co., Ltd.                                                          1,000                           10,827
Takara Holdings, Inc.                                                          5,000                           35,018
Takashimaya Co., Ltd.                                                          6,000                           61,438
Takeda Chemical Industries Ltd.                                               17,000                          810,128
Takefuji Corp.                                                                 2,280                          153,517
TDK Corp.                                                                      2,300                          157,437
Teijin Ltd.                                                                   18,000                           76,881
Terumo Corp.                                                                   3,200                           96,391
The 77 Bank, Ltd.                                                              3,000                           21,738
The Bank of Fukuoka, Ltd.                                                     12,000                           75,315
The Chiba Bank, Ltd.                                                          16,000                          103,553
The Furukawa Electric Co., Ltd.*                                              13,000                           59,526
The Gunma Bank Ltd.                                                            2,000                           11,545
The Joyo Bank Ltd.                                                            15,000                           80,714
The Shizuoka Bank Ltd.                                                        12,000                          121,197
The Sumitomo Trust & Banking Co., Ltd.                                        24,000                          156,449
THK Co., Ltd.                                                                  2,400                           48,457
TIS, Inc.                                                                        600                           23,445
Tobu Railway Co., Ltd.                                                        18,000                           72,685
Toho Co., Ltd.                                                                 3,000                           49,016
Tohoku Electric Power Co., Inc.                                                8,300                          153,801
Tokyo Broadcasting System, Inc.                                                1,000                           19,491
Tokyo Electric Power Co.                                                      22,200                          538,282
Tokyo Electron Ltd.                                                            3,400                          193,733
Tokyo Gas Co., Ltd.                                                           50,000                          201,436
Tokyu Corp.                                                                   21,000                          109,475
Tokyu Land Corp.                                                               4,000                           16,824
TonenGeneral Sekiyu K.K.                                                       7,000                           71,743
Toppan Printing Co., Ltd.                                                     12,000                          131,381
Toray Industries, Inc.                                                        23,000                          103,171
Toshiba Corp.                                                                 55,000                          229,786
Tosoh Corp.                                                                   11,000                           54,369
Tostem Inax Holding Corp.                                                      5,000                           91,765
TOTO Ltd.                                                                      7,000                           60,058
Toyo Seikan Kaisha Ltd.                                                        3,000                           55,703
Toyo Suisan Kaisha Ltd.                                                        1,000                           15,621
Toyobo Co., Ltd.                                                               6,000                           14,604
Toyota Industries Corp.                                                        4,300                          121,104
Toyota Motor Corp.                                                            55,100                        2,050,256
Trend Micro, Inc.                                                              2,000                           85,983
Ube Industries Ltd.*                                                          11,000                           22,671
UFJ Holdings, Inc.*                                                               74                          389,219
Uni-Charm Co.                                                                  1,000                           44,857
UNY Co., Ltd.                                                                  4,000                           48,046
Ushio, Inc.                                                                    2,000                           38,236
USS Co., Ltd.                                                                    500                           38,702
Wacoal Corp.                                                                   2,000                           26,541
West Japan Railway Corp.                                                          36                          146,713
World Co., Ltd.                                                                  400                           14,474
Yahoo Japan Corp.*                                                                36                           84,268
Yahoo Japan Corp.*                                                                36                           84,603
Yakult Honsha Co., Ltd.                                                        2,000                           38,515
Yamada Denki Co., Ltd.                                                         1,724                           90,356
Yamaha Corp.                                                                   4,000                           57,708
Yamaha Motor Co., Ltd.                                                         4,000                           68,451
Yamanouchi Pharmaceutical Co., Ltd.                                           10,260                          347,326
Yamato Transport Co., Ltd.                                                     8,000                          114,446
Yamazaki Baking Co., Ltd.                                                      2,000                           18,875
Yokogawa Electric Corp.                                                        5,000                           67,705
                                                                                                          -----------
(Cost $34,565,032)                                                                                         36,767,155

Luxembourg 0.1%                                                                                           -----------
Arcelor                                                                        9,486                          216,791
(Cost $171,944)

Netherlands 4.7%
ABN ARMO Holding NV                                                           30,870                          765,922
Aegon NV                                                                      26,666                          359,844
Akzo Nobel NV                                                                  5,187                          236,816
ASML Holding NV*                                                               9,709                          163,993
Corio NV                                                                       1,039                           58,090
DSM NV                                                                         1,738                          122,449
Euronext NV                                                                    2,128                           75,722
European Aeronautic Defence & Space Co.                                        5,050                          150,958
Getronics NV*                                                                  5,014                           11,634
Hagemeyer NV* (b)                                                              8,458                           21,490
Heineken NV                                                                    5,007                          173,493
IHC Caland NV                                                                    465                           29,536
ING Groep NV                                                                  35,760                        1,080,088
Koninklijke (Royal) KPN NV                                                    41,395                          370,256
Koninklijke (Royal) Philips Electronics NV                                    25,113                          691,772
Koninklijke Ahold NV*                                                         29,644                          248,242
Oce NV                                                                           638                           10,197
QIAGEN NV*                                                                       820                            9,715
Randstad Holdings NV                                                             440                           19,587
Reed Elsevier NV                                                              13,415                          202,244
Rodamco Europe NV                                                              1,029                           76,966
Royal Dutch Petroleum Co.                                                     39,768                        2,377,545
Royal Numico NV*                                                               3,075                          125,802
STMicroelectronics NV                                                         11,222                          186,785
TPG NV                                                                         7,331                          208,595
Unilever NV                                                                   10,907                          742,284
Vedior NV                                                                      3,909                           69,523
VNU NV                                                                         4,912                          143,267
Wereldhave NV                                                                    173                           17,717
Wolters Kluwer NV                                                              5,846                          106,776
                                                                                                          -----------
(Cost $8,179,755)                                                                                           8,857,308

New Zealand 0.2%
Auckland International Airport Ltd.                                            6,361                           36,662
Carter Holt Harvey Ltd.                                                       17,955                           25,168
Contact Energy Ltd.                                                            5,312                           24,568
Fisher & Paykel Appliances Holdings Ltd.                                       4,491                            9,491
Fisher & Paykel Corp., Ltd.                                                   12,738                           27,101
Fletcher Building Ltd.                                                         8,437                           39,862
Sky City Entertainment Group Ltd.                                             11,203                           39,220
Sky Network Telelevision Ltd.*                                                 3,057                           13,987
Telecom Corp. of New Zealand Ltd.                                             37,084                          159,906
The Warehouse Group Ltd.                                                       2,131                            6,020
Tower Ltd.*                                                                    7,355                            9,263
                                                                                                          -----------
(Cost $338,156)                                                                                               391,248

Norway 0.6%
DNB NOR ASA                                                                   13,520                          138,152
Frontline Ltd.                                                                 1,050                           50,208
Norsk Hydro ASA                                                                2,770                          228,624
Norske Skogindustrier ASA                                                      2,550                           50,906
Orkla ASA                                                                      3,914                          143,301
Petroleum Geo-Services ASA*                                                      350                           23,060
Schibsted ASA                                                                    850                           22,334
Statoil ASA                                                                   12,750                          217,307
Storebrand ASA                                                                 5,950                           53,992
Tandberg ASA                                                                   2,300                           24,047
Telenor ASA                                                                   16,650                          149,772
Tomra Systems ASA                                                              1,450                            6,476
Yara International ASA*                                                        4,230                           64,251
                                                                                                          -----------
(Cost $929,190)                                                                                             1,172,430

Portugal 0.3%
Banco BPI SA                                                                   7,666                           31,303
Banco Comercial Portugues SA                                                  42,027                          114,407
Banco Espirito Santo e Comercial de Lisboa SA                                  2,476                           43,009
Brisa-Auto Estrada de Portugal SA                                              8,233                           69,478
CIMPOR-Cimentos de Portugal                                                    3,786                           21,251
Electricidade de Portugal                                                     39,435                          109,907
Jeronimo Martins, SGPS SA*                                                       294                            4,478
Portugal Telecom SGPS SA (Registered)                                         14,497                          169,884
PT Multimedia Servicos                                                           555                           13,849
Sonae SGPS SA                                                                 11,612                           17,461
                                                                                                          -----------
(Cost $555,065)                                                                                               595,027

Singapore 0.8%
Ascendas Real Estate Investment Trust (REIT)                                  28,000                           31,889
Capitaland Ltd.                                                               27,250                           38,793
CapitaMall Trust                                                              16,500                           20,391
Chartered Semiconductors Manufacturing Ltd.*                                  28,200                           16,912
City Developments Ltd.                                                        12,000                           46,888
ComfortDelGro Corp., Ltd.                                                     44,000                           44,513
Creative Technologies Ltd.                                                     1,000                            9,632
DBS Group Holdings Ltd.                                                       22,349                          201,727
Fraser And Neave Ltd.                                                          5,440                           50,091
Haw Par Corp., Ltd.                                                              538                            1,711
Jardine Cycle & Carriage Ltd.                                                  2,000                           14,175
Keppel Corp.                                                                  12,000                           79,237
Neptune Orient Lines Ltd.                                                     18,000                           40,127
Oversea-Chinese Banking Corp., Ltd.                                           20,294                          169,654
Overseas Union Enterprises                                                     2,000                            9,874
SembCorp Industries Ltd.                                                      33,000                           38,782
Singapore Airlines Ltd.                                                       12,000                           86,506
Singapore Exchange Ltd.                                                       11,000                           13,994
Singapore Press Holdings Ltd.                                                 34,704                           95,866
Singapore Technologies Engineering Ltd.                                       33,000                           51,177
Singapore Telecommunications Ltd.                                            127,080                          198,617
United OverSeas Bank Ltd.                                                     24,168                          210,825
United Overseas Land Ltd.                                                      8,000                           10,613
Venture Corp., Ltd.                                                            5,000                           40,285
                                                                                                          -----------
(Cost $1,423,992)                                                                                           1,522,279

Spain 3.6%
Abertis Infraestructuras SA                                                    4,498                          101,630
Acciona SA                                                                       669                           60,359
Acerinox SA                                                                    4,239                           69,512
ACS, Actividades de Construccion y Servicios SA                                5,050                          125,035
Altadis SA                                                                     5,134                          209,972
Amadeus Global Travel Distribution SA "A"                                      7,392                           69,759
Antena 3 Television SA*                                                          138                           11,261
Banco Bilbao Vizcaya Argentaria SA                                            61,469                        1,000,810
Banco Popular Espanol SA                                                       3,037                          196,450
Banco Santander Central Hispano SA                                           113,377                        1,380,055
Cintra Concesiones de Infraestructuras de Transporte SA*                       4,634                           49,859
Corporacion Mapfre SA                                                          2,089                           32,171
Endesa SA                                                                     18,183                          408,950
Fomento de Construcciones y Contratas SA                                       1,085                           55,458
Gas Natural SDG SA                                                             3,232                           92,926
Grupo Ferrovial SA                                                             1,413                           80,026
Iberdrola SA                                                                  14,623                          382,528
Iberia Lineas Aereas de Espana SA                                              3,422                           11,445
Indra Sistemas SA                                                              2,041                           36,617
Industria de Diseno Textil SA                                                  4,713                          140,945
Metrovacesa SA                                                                   782                           41,815
NH Hoteles SA                                                                    524                            6,738
Promotora de Informaciones SA (Prisa)                                          2,349                           47,472
Repsolf YPF SA                                                                17,472                          462,492
Sacyr Vallehermoso SA                                                          2,156                           38,652
Sociedad General de Aguas de Barcelona SA "A"                                    998                           21,592
Sociedad General de Aguas de Barcelona SA*                                         9                              191
Sogecable SA*                                                                  1,159                           46,409
Telefonica Publicidad e Informacion SA                                         3,811                           34,384
Telefonica SA                                                                 85,112                        1,482,845
Union Fenosa SA                                                                4,070                          120,872
Zeltia SA*                                                                     1,359                           11,380
                                                                                                          -----------
(Cost $5,920,153)                                                                                           6,830,610

Sweden 2.2%
Assa Abloy AB "B"                                                              6,300                           89,098
Atlas Copco AB "A"                                                             2,328                          111,447
Atlas Copco AB "B"                                                             1,400                           61,279
Axfood AB                                                                        500                           12,198
Billerud AB                                                                    1,200                           17,650
Capio AB*                                                                      1,300                           19,672
Castellum AB                                                                   1,000                           32,669
Electrolux AB                                                                  5,985                          139,237
Eniro AB                                                                       3,800                           44,874
Fabege AB "B"*                                                                 1,000                           24,279
Gambro AB "A"                                                                  3,900                           53,225
Gambro AB "B"                                                                  1,900                           25,796
Getinge AB "B"                                                                 3,600                           53,713
Hennes & Mauritz AB "B"                                                        9,050                          311,014
Holmen AB "B"                                                                  1,200                           37,760
Lundin Petroleum AB*                                                           3,100                           23,894
Modern Times Group AB "B"*                                                       600                           18,159
Nordea Bank AB                                                                40,552                          410,057
OM Hex AB*                                                                     1,600                           18,894
Sandvik AB                                                                     4,100                          170,473
Scania AB "B"                                                                  2,000                           85,138
Securitas AB "B"                                                               6,300                          100,680
Skandia Forsakrings AB                                                        21,500                          109,159
Skandinaviska Enskilda Banken AB "A"                                           9,000                          170,558
Skanska AB "B"                                                                 7,900                           95,525
SKF AB "B"                                                                     2,000                           93,482
SSAB Svenskt Stal AB "A"                                                       1,400                           34,748
Svenska Cellulosa AB "B"                                                       4,066                          153,246
Svenska Handelsbanken AB "A"                                                   9,900                          233,818
Swedish Match AB                                                               7,200                           88,079
Tele2 AB "B"                                                                   2,100                           69,348
Telefonaktiebolaget LM Ericsson "B"* (b)                                     282,900                          796,180
TeliSonera AB                                                                 40,124                          238,330
Trelleborg AB "B"                                                              1,700                           29,452
Volvo AB "A"                                                                   2,130                           90,973
Volvo AB "B"                                                                   4,320                          190,923
Wihlborgs Fastigheter AB                                                         600                           13,874
WM-Data AB "B"                                                                 1,400                            3,465
                                                                                                          -----------
(Cost $3,754,708)                                                                                           4,272,366

Switzerland 6.1%
ABB Ltd. (Registered)*                                                        32,881                          204,261
ABB Ltd.*                                                                      2,674                           16,639
Adecco SA (Registered)                                                         2,678                          147,105
Ciba Specialty Chemicals AG (Registered)*                                      1,485                           96,099
Clariant AG (Registered)                                                       5,080                           87,707
Compagnie Financiere Richemont AG "A" (Bearer)                                10,027                          314,798
Credit Suisse Group                                                           21,832                          937,313
Geberit AG (Registered)                                                           80                           58,593
Givaudan SA                                                                      157                          100,812
Holcim Ltd. (Registered)                                                       3,163                          194,506
Kudelski SA (Bearer)*                                                            340                           12,266
Kuoni Reisen AG (Registered) "B"                                                  39                           17,249
Logitech International SA (Registered)*                                          985                           59,913
Lonza Group AG (Registered)                                                      300                           18,360
Micronas Semiconductor Holdings AG (Foreign Registered)*                         977                           40,761
Nestle SA (Registered)                                                         7,700                        2,106,789
Nobel Biocare Holding AG (Bearer)                                                504                          106,084
Novartis AG (Registered)                                                      45,046                        2,101,557
Rieter Holdings AG                                                                63                           19,910
Roche Holding AG                                                              13,406                        1,436,938
Schindler Holding AG                                                              60                           22,223
Serono SA (Bearer)                                                               131                           95,070
SGS Holdings SA (Registered)                                                      90                           64,863
Straumann SA (Registered)                                                        173                           37,462
Sulzer AG (Registered)                                                            70                           30,141
Swatch Group AG (Bearer)                                                         728                          100,065
Swatch Group AG (Registered)                                                   1,100                           30,626
Swiss Re (Registered)                                                          6,182                          442,697
Swisscom AG (Registered)                                                         521                          191,011
Syngenta AG (Registered)*                                                      2,041                          213,136
Synthes, Inc.*                                                                   994                          110,532
UBS AG (Registered)                                                           20,401                        1,722,755
Unaxis Holding AG (Registered)                                                   140                           19,665
Valora Holding AG (Registered)                                                    60                           13,682
Zurich Financial Services AG*                                                  2,773                          486,646
                                                                                                          -----------
(Cost $10,768,494)                                                                                         11,658,234

United Kingdom 22.6%
3i Group PLC                                                                  11,763                          149,268
Alliance Unichem PLC                                                           5,743                           83,947
AMEC PLC                                                                       9,464                           57,052
Amvescap PLC                                                                  13,922                           87,807
Anglo American Capital PLC*                                                   27,434                          650,634
ARM Holdings PLC                                                              22,719                           45,187
Arriva PLC                                                                     3,187                           31,619
Associated British Ports Holdings PLC                                          7,528                           68,356
AstraZeneca PLC                                                               31,503                        1,241,853
Aviva PLC                                                                     43,453                          521,432
BAA PLC                                                                       20,438                          225,363
BAE Systems PLC                                                               61,255                          300,388
Balfour Beatty PLC                                                            10,034                           59,255
Barclays PLC                                                                 122,686                        1,254,285
Barratt Developments PLC                                                       5,696                           70,989
BBA Group PLC                                                                 10,926                           62,303
Berkeley Group Holdings PLC                                                    2,265                           34,692
BG Group PLC                                                                  67,441                          524,124
BHP Billiton PLC                                                              47,097                          632,800
BOC Group PLC                                                                  9,594                          184,747
Boots Group PLC                                                               14,131                          166,500
BP PLC                                                                       410,948                        4,259,587
BPB PLC                                                                        9,481                           88,956
Brambles Industries PLC (b)                                                   16,559                           94,816
British Airways PLC*                                                          13,001                           64,861
British America Tobacco PLC                                                   30,716                          541,565
British Land PLC                                                               9,887                          150,219
British Sky Broadcasting Group PLC                                            23,884                          262,007
BT Group PLC                                                                 162,890                          632,572
Bunzl PLC                                                                      8,351                           81,589
Cable and Wireless PLC*                                                       48,259                          117,873
Cadbury Schweppes PLC                                                         40,443                          405,446
Capita Group PLC                                                              12,630                           89,742
Carnival PLC                                                                   3,244                          178,148
Cattles PLC                                                                    8,205                           52,408
Centrica PLC                                                                  72,984                          318,254
Close Brothers Group PLC                                                       1,088                           15,934
Cobham PLC                                                                     2,629                           69,405
Compass Group PLC                                                             41,128                          187,698
Corus Group PLC*                                                              21,428                           21,866
Daily Mail & General Trust  "A"                                                6,832                           92,957
Davis Service Group PLC                                                        4,282                           35,362
De La Rue PLC                                                                    799                            5,768
Diageo PLC                                                                    57,587                          811,834
Dixons Group PLC                                                              42,450                          122,536
Electrocomponents PLC                                                         10,550                           49,344
EMAP PLC                                                                       5,811                           91,145
EMI Group PLC                                                                 17,946                           80,120
Enterprise Inns PLC                                                            7,771                          113,223
Exel PLC                                                                       6,740                          108,009
FirstGroup PLC                                                                 9,495                           61,590
FKI PLC                                                                        2,825                            5,672
Friends Provident PLC                                                         41,661                          139,547
George Wimpey PLC                                                              9,122                           75,848
GKN PLC                                                                       16,354                           78,421
GlaxoSmithKline PLC                                                          112,133                        2,570,385
Group 4 Securicor PLC                                                         26,594                           68,851
GUS PLC                                                                       19,397                          333,931
Hammerson PLC                                                                  5,288                           83,092
Hanson PLC                                                                    16,032                          151,634
Hays PLC                                                                      39,461                           99,180
HBOS PLC                                                                      74,848                        1,166,912
Hilton Group PLC                                                              30,265                          172,152
HSBC Holdings PLC                                                            213,336                        3,374,377
ICAP PLC                                                                      11,642                           60,391
IMI PLC                                                                        8,395                           65,123
Imperial Chemical  Industries PLC                                             26,382                          133,363
Imperial Tobacco Group PLC                                                    14,252                          374,095
Inchcape PLC                                                                   1,785                           66,857
InterContinental Hotels Group PLC                                             12,038                          140,474
Intertek Group PLC                                                             1,048                           15,319
Invensys PLC*                                                                105,485                           30,898
J Sainsbury PLC                                                               26,016                          142,206
Johnson Mathey PLC                                                             4,990                           93,261
Kelda Group PLC                                                                6,896                           77,930
Kesa Electricals PLC                                                          10,916                           62,350
Kidde PLC                                                                     20,099                           63,430
Kingfisher PLC                                                                44,697                          243,896
Land Securities Group PLC                                                      8,911                          217,735
Legal & General Group PLC                                                    124,129                          265,653
Liberty International PLC                                                      5,423                           98,740
Lloyds TSB Group PLC                                                         106,780                          964,543
LogicaCMG PLC                                                                 15,849                           53,013
Man Group PLC                                                                  6,062                          157,401
Marconi Corp. PLC*                                                             4,909                           50,002
Marks & Spencer Group PLC                                                     32,449                          212,169
Meggitt PLC                                                                    3,460                           17,213
Misys PLC                                                                     10,426                           43,641
Mitchells & Butlers PLC                                                        4,207                           27,388
National Grid Transco PLC                                                     58,930                          545,956
National Power PLC*                                                           33,005                          111,800
Next PLC                                                                       5,690                          171,182
Pearson PLC                                                                   15,315                          186,673
Persimmon PLC                                                                  5,223                           74,569
Pilkington PLC                                                                25,011                           56,008
Provident Financial PLC                                                        5,910                           79,072
Prudential PLC                                                                45,032                          430,602
Punch Taverns PLC                                                              4,613                           59,976
Rank Group PLC                                                                13,977                           72,306
Reckitt Benkiser PLC                                                          12,109                          384,891
Reed Elsevier PLC                                                             24,298                          251,855
Rentokil Initial PLC                                                          40,322                          123,441
Reuters Group PLC                                                             27,349                          210,865
Rexam PLC                                                                     12,293                          110,288
Rio Tinto PLC (b)                                                             20,377                          658,862
Rolls-Royce Group PLC*                                                        30,069                          138,648
Rolls-Royce Group PLC "B"                                                  1,503,450                            2,841
Royal & Sun Alliance Insurance Group PLC                                      55,572                           82,438
Royal Bank of Scotland Group PLC                                              60,528                        1,926,204
SABMiller PLC                                                                 15,848                          248,125
Schroders PLC                                                                  3,100                           41,418
Scottish & Newcastle PLC                                                      17,559                          152,803
Scottish & Southern Energy PLC                                                16,364                          272,594
Scottish Power PLC                                                            35,560                          274,846
Serco Group PLC                                                               10,759                           49,660
Severn Trent PLC                                                               7,571                          130,912
Shell Transport & Trading Co., PLC                                           183,662                        1,648,606
Signet Group PLC                                                              39,778                           80,808
Slough Estates PLC                                                             8,997                           82,885
Smith & Nephew PLC                                                            17,908                          168,362
Smiths Group PLC                                                              10,708                          172,305
Stagecoach Group PLC                                                           7,976                           16,655
Stolt Offshore SA*                                                             3,100                           23,923
Tate & Lyle PLC                                                                2,365                           23,754
Taylor Woodrow PLC                                                            13,330                           77,082
Tesco PLC                                                                    147,786                          883,916
The Peninsular and Oriental Steam Navigation Co.                              16,668                           91,188
The Sage Group PLC                                                            24,870                           94,584
TI Automotive Ltd. "A"*                                                        2,812                                0
Tomkins PLC                                                                   17,563                           87,704
Trinity Mirror PLC                                                             4,990                           66,103
Unilever PLC                                                                  53,700                          530,738
United Business Media PLC                                                      6,870                           69,067
United Utilities PLC                                                          11,391                          135,830
United Utilities PLC                                                           2,395                           20,389
Vodafone Group PLC                                                         1,256,413                        3,335,898
Whitbread PLC                                                                  6,615                          116,444
William Hill PLC                                                               8,610                           89,652
Wolseley PLC                                                                  11,179                          234,070
WPP Group PLC                                                                 21,385                          243,484
Yell Group PLC                                                                15,358                          137,278
                                                                                                          -----------
(Cost $39,197,414)                                                                                         42,934,088


Total Common Stocks (Cost $154,289,809)                                                                   170,764,880
                                                                                                          -----------

                                                                           Principal
                                                                          Amount ($)(d)                     Value ($)
                                                                          -------------                     ---------

Foreign Bonds - Non US$ Denominated 0.0%
United Kingdom
BG Transco Holdings PLC:
4.187%, 12/14/2022                 GBP                                         2,000                            5,129
5.798%***, 12/14/2009              GBP                                         2,000                            3,841
7.0%, 12/16/2024                   GBP                                         2,000                            4,411
                                                                                                          -----------
Total Foreign Bonds - Non US$ Denominated (Cost $9,755)                                                        13,381

                                                                              Shares                         Value ($)
                                                                              ------                         ---------
Preferred Stocks 0.2%
Belgium 0.0%
Fortis VVPR Strip*                                                             1,008                               26
(Cost $2)                                                                                                 -----------

Germany 0.2%
Fresenius Medical Care AG                                                        254                           14,636
Henkel KGaA (b)                                                                1,264                          114,287
Porsche AG                                                                       169                          122,682
ProSiebensat. 1 Media AG                                                       1,625                           30,460
RWE AG                                                                           300                           15,874
Volkswagen AG                                                                  2,017                           72,739
                                                                                                          -----------
(Cost $321,067)                                                                                               370,678


Total Preferred Stocks (Cost $321,069)                                                                        370,704
                                                                                                          -----------

                                                                           Principal
                                                                          Amount ($)(d)                     Value ($)
                                                                          -------------                     ---------
US Government Backed 7.1%
US Treasury Bills:
2.681%**, 4/21/2005                                                       11,710,000                       11,692,835
2.869%**, 7/14/2005 (f)                                                    1,795,000                        1,780,455
                                                                                                          -----------
Total US Government Backed (Cost $13,473,290)                                                              13,473,290

                                                                              Shares                         Value ($)
                                                                              ------                         ---------

Securities Lending Collateral 4.0%
Daily Assets Fund Institutional, 2.83% (a)(c)
(Cost $7,625,296)                                                          7,625,296                        7,625,296
                                                                                                          -----------

                                                                                % of
                                                                          Net Assets                         Value ($)

Total Investment Portfolio  (Cost $175,740,833)                                101.0                      192,269,774
Other Assets and Liabilities, Net                                               -1.0                       -1,959,766
                                                                                                          -----------
Net Assets                                                                     100.0                      190,310,008
                                                                                                          ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

(a) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2005 amounted to $7,259,072, which is 3.8% of total net assets.

(c) Represents collateral held in connection with securities lending.

(d) Principal amount stated in US dollars unless otherwise noted.

(e) Affiliated issuer. This security is owned in proportion with its representation in the index.

(f) At March 31, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

At March 31, 2005, open futures contracts purchased were as follows:

                                                                                             Unrealized
                       Expiration                    Aggregate                              Appreciation/
Futures                    Date       Contracts    Face Value ($)       Value ($)          (Depreciation)($)
------------------------------------------------------------------------------------------------------------
SPI Index 200          6/16/2005        10              814,914           796,820                   (18,094)
------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50
Index                  6/17/2005       199            7,727,918         7,746,654                    18,736
------------------------------------------------------------------------------------------------------------
S&P/MIB 30 Index       6/17/2005        1               201,875           206,488                     4,613
------------------------------------------------------------------------------------------------------------
FTSE 100 Index         6/17/2005        51            4,797,328         4,734,528                   (62,800)
------------------------------------------------------------------------------------------------------------
Hang Seng Index        4/28/2005        2               173,322           172,063                    (1,259)
------------------------------------------------------------------------------------------------------------
TOPIX Index             6/9/2005        7               778,264           770,633                    (7,631)
------------------------------------------------------------------------------------------------------------
Nikkei 225 Index        6/9/2005        52            3,068,773         3,016,000                   (52,773)
------------------------------------------------------------------------------------------------------------
Total Net Unrealized Depreciation                                                                  (119,208)
------------------------------------------------------------------------------------------------------------

REIT: Real Estate Investment Trust


At March 31, 2005, the Scudder VIT EAFE Equity Index Fund had the following sector diversification:

                                                                     As a % of
                                                                    Investment
Sector                                            Value ($)          Portfolio
------                                            ---------          ---------
Financials                                            47,621,156          25.8
Consumer Discretionary                                20,801,291          11.3
Industrials                                           17,140,899           9.3
Energy                                                14,777,436           8.0
Health Care                                           13,600,854           7.4
Consumer Staples                                      13,454,667           7.3
Materials                                             12,362,275           6.7
Telecommunication Services                            12,321,829           6.6
Information Technology                                10,369,034           5.6
Utilities                                              8,708,366           4.7
                                              ---------------------------------
Total Common and Preferred Stocks                    171,157,807          92.7
                                              ---------------------------------
Foreign Bonds - Non US$ Denominated                       13,381           0.0
US Government Backed Securities                       13,473,290           7.3
                                              ---------------------------------
Total Investment Portfolio                           184,644,478         100.0
                                              ---------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT EAFE Equity Index Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder VIT EAFE Equity Index Portfolio

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005